Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and Principal Activities
Schedule of consolidated assets and liabilities, and consolidated operating results and cash flows information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements

	As of December 31,
	2017	2018
	RMB	RMB
Cash	116,222	543,525
Accounts receivable	54,093	119,563
Inventories	1,178,507	1,661,056
Advances to suppliers	4,815	329,741
Prepayments and other current assets	15,463	103,056
Amounts due from related parties	20	12,898
Total current assets	1,369,120	2,769,839
Restricted cash	—	2,800
Investment in equity investee	—	2,859
Property and equipment, net	28,941	41,758
Intangible Assets, net	—	12,267
Goodwill	—	20,413
Other non-current assets	3,500	5,188
Deferred tax assets	18,654	35,029
Total assets	1,420,215	2,890,153
Short-term borrowings and current portion of long-term borrowings	177,274	134,324
Accounts payable	262,576	384,280
Amount due to the Company and subsidiaries*	531,867	1,882,797
Amount due to related parties	2,451	1,561
Advances from customers	67,604	63,684
Accrued expenses and other current liabilities	313,574	278,160
Deferred revenue	12,051	62,372
Total current liabilities	1,367,397	2,807,178
Long-term borrowings, excluding current portion	124,324	—
Long-term liabilities	—	14,240
Total liabilities	1,491,721	2,821,418

*     Amounts due to the Company and subsidiaries represent the amounts due to Secoo Holding Limited and its subsidiaries, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total revenues	2,378,837	3,504,055	4,996,168
Net (loss)/income	(10,160)	169,851	103,438
Net cash used in operating activities	(98,799)	(19,779)	(714,718)
Net cash used in investing activities	(5,845)	(11,996)	(38,342)
Net cash provided by financing activities	55,000	101,599	1,183,163
Net (decrease)/ increase in Cash, restricted cash	(49,644)	69,824	430,103
Cash and restricted cash at the beginning of the year	96,042	46,398	116,222
Cash and restricted cash at the end of the year	46,398	116,222	546,325